Share Capital and Share Premium (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Shares

Shares

	December 31, 2020	June 30, 2021
	US$’000	US$’000
		(Unaudited)
Authorised:
500,000,000 ordinary shares of US$0.0001 each	50	50
Issued and fully paid:
266,010,256 and 289,428,096 ordinary shares of US$0.0001 each	27	29

Summary of Movements in the Company’s Share Capital and Share Premium

A summary of movements in the Company’s share capital and share premium is as follows:

	Number of shares in issue	Share capital	Share premium	Total
		US$’000	US$’000	US$’000
At December 31, 2019 and January 1, 2020	200,000,000	20	3,908	3,928
Issuance of ordinary shares for initial public offering, net of issuance costs	42,377,500	4	450,081	450,085
Issuance of ordinary shares for conversion of preferred shares	20,907,282	2	240,432	240,434
Issuance of ordinary shares for private placement by Genscript	1,043,478	—	12,000	12,000
Exercise of share option	1,681,996	1	1,885	1,886
At December 31, 2020	266,010,256	27	708,306	708,333

	Number of shares in issue	Share capital	Share premium	Total
		US$’000	US$’000	US$’000
At December 31, 2020 and January 1, 2021	266,010,256	27	708,306	708,333
Issuance of ordinary shares for an institutional investor	20,809,850	2	218,298	218,300
Exercise of share option	2,590,596	—	3,280	3,280
Vesting of RSU	17,394	—	200	200
At June 30, 2021 (Unaudited)	289,428,096	29	930,084	930,113